CAPITAL STOCK (Detail Textuals) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 27, 2017	Jul. 31, 2017	Apr. 30, 2018	Jul. 31, 2016
Stockholders' Equity Note [Abstract]
Common shares, shares authorized		300,000,000	300,000,000	300,000,000
Common shares, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Number of votes each common shareholders entitled		one vote
Common stock, shares issued		52,042,286	78,542,286	52,042,286
Common stock, shares outstanding		52,042,286	78,542,286	52,042,286
Common shares offer and sale	10,000,000
Common shares offer and sale, par value (in dollars per share)	$ 0.1695
Equity interest in Mineracao Batovi	17.60%
Amount reclassified to deficit upon expiration of options				$ 5,191,122